Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	November 30, 2014	November 30, 2013	November 30, 2012
	%	%	%

Statutory income tax rate	26.5	26.5	27.0

	$	$	$

Statutory income tax recovery	(1,021,934)	(3,046,180)	(1,632,406)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	417,879	1,446,008	(399,748)
Change in valuation allowance	(995,957)	1,248,045	3,217,198
Difference in net income before taxes between Canadian and U.S dollar	160,316	-	-
Investment tax credit	(9,114)	(164,308)	(561,988)
Financing costs booked to equity	(208,271)	(307,262)	-
Ontario tax rate change	-	-	(420,990)
Foreign exchange change	985,544	746,667	(230,695)
True up of tax returns	82,939	77,030	28,629
Tax loss expired, etc.	588,598	-	-
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	November 30, 2014	November 30, 2013	November 30, 2012
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,528,099	6,831,991	6,031,917
Book and tax basis differences on assets and liabilities	1,006,667	992,378	773,590
Other	47,180	37,136	17,590
Ontario harmonization tax credit	371,160	399,831	427,355
Investment tax credit	2,327,722	2,324,856	2,089,238
Undeducted research and development expenditures	2,183,486	2,180,640	2,179,097
	12,464,314	12,766,832	11,518,787
Valuation allowances for deferred tax assets	(12,464,314)	(12,766,832)	(11,518,787)
Net deferred tax assets	-	-	-

Schedule of Operating Losses [Table Text Block]
Canadian income tax losses expiring in the year ended November 30,	Federal
$

2015	(309,404)
2025	(476,656)
2026	-
2027	(1,274,199)
2028	(750,084)
2029	(554,905)
2030	(3,369,225)
2031	(5,287,252)
2032	(5,424,702)
2033	(4,714,446)
2034	(2,394,256)
(24,555,129)
United States Federal income tax losses expiring in the year ended November 30,
$

2024	12,542
2025	16,234
2026	34,523
2032	5,312
68,611